UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31,
Date of reporting period: August 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

Schedule of Investments (August 31, 2007)
TAX FREE RESERVES PORTFOLIO

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 98.9%
Alabama — 0.1%
$1,800,000	Southeast Alabama Gas District, Alabama Revenue, Series A, SPA-Societe Generale, 3.980%, 9/4/07 (a)	$1,800,000

Alaska—0.9%
16,000,000	Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines Inc. Project, Series A, 3.940%, 9/4/07 (a)	16,000,000

Arizona — 1.9%
5,700,000	Arizona Tourism & Sports Authority Tax Revenue, Senior Multipurpose Stadium Facility, Series A, AMBAC-Insured, SPA-Royal Bank of Canada, 3.960%, 9/5/07 (a)	5,700,000

1,000,000	McAllister Academic Village Revenue, Arizona State University Project, Series A, AMBAC-Insured, SPA-State Street Bank & Trust, 3.950%, 9/5/07 (a)	1,000,000
7,645,000	Pine Ridge Village/Campus Heights LLC Arizona Revenue, Northern Arizona University Projects, FGIC-Insured, 3.980%, 9/5/07 (a)	7,645,000
20,567,000	Salt River Pima Maricopa Indian Community, LOC-Bank of America N.A., 4.000%, 9/6/07 (a)	20,567,000

	Total Arizona	34,912,000

California — 0.3%
1,500,000	California Transit Finance Authority, FSA-Insured, SPA-Credit Suisse First Boston, 4.050%, 9/5/07 (a)	1,500,000
1,000,000	Los Angeles, CA, Community Redevelopment Agency, MFH Revenue, Second & Central Apartments Project, Series A, LOC-HSBC Bank USA N.A., 4.000%, 9/5/07 (a)(b)	1,000,000
2,400,000	Metropolitan Water District of Southern California, Waterworks Revenue, Series B-1, SPA-Westdeutsche Landesbank Gironzentrale, 3.940%, 9/4/07 (a)	2,400,000

	Total California	4,900,000

Colorado — 1.7%
	Colorado Educational & Cultural Facilities Authority:
1,135,000	Milwaukee Jewish Federation Inc., LOC-U.S. Bank NA, 3.960%, 9/4/07 (a)	1,135,000
	National Jewish Federation Bond Program:
500,000	Series B-2, LOC-National City Bank, 3.960%, 9/4/07 (a)	500,000
3,960,000	Series B-3, LOC-National City Bank, 3.960%, 9/4/07 (a)	3,960,000
	Colorado Educational & Cultural Facilities Authority Revenue:
3,115,000	Daughters of Israel Inc., LOC-Bank of America, 3.960%, 9/4/07 (a)	3,115,000
	National Jewish Federation Bond Program:
3,290,000	Series A-7, LOC-Bank of America 3.960%, 9/4/07 (a)	3,290,000
2,400,000	Series C-2, LOC-U.S. Bank N.A., 3.970%, 9/4/07 (a)	2,400,000
155,000	Series C-3, LOC-U.S. Bank N.A., 3.960%, 9/4/07 (a)	155,000
	Colorado Health Facilities Authority Revenue:
7,000,000	Catholic Health, Series B-3, SPA-Landesbank Hessen-Thuringen,
	3.930%, 9/5/07 (a)	7,000,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Annual Report	27

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Colorado — 1.7% (continued)
$4,500,000	Refunding, Sisters Charity Health Systems, Series A, SPA-JPMorgan Chase, 3.940%, 9/5/07 (a)	$4,500,000
1,650,000	Denver, CO, City & County COP, Refunding, Wellington E Web, Series C3, AMBAC-Insured, SPA-Dexia Credit Local, 3.980%, 9/5/07 (a)	1,650,000
2,755,000	Jefferson County, CO, School District Number R-001, Series A, GO, FGIC-Insured, 7.000% due 12/15/07	2,780,452

	Total Colorado	30,485,452

Connecticut — 0.1%
1,000,000	Connecticut State, HEFA Revenue, Yale University, Series T-1, 3.920%, 9/4/07 (a)	1,000,000

Delaware — 2.0%
18,000,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project, 3.970%, 9/6/07 (a)	18,000,000
7,455,000	Delaware State Housing Authority Revenue, Series 1671, MBIA-Insured, LIQ-Morgan Stanley, 4.100%, 9/6/07 (a)(b)	7,455,000
10,500,000	Delaware State, EDA Revenue, St. Edmond’s Academy Project, LOC-Mercantile Safe Deposit, 4.000%, 9/4/07 (a)	10,500,000
965,000	Kent County, DE, Delaware State University Student Housing, Series B, LOC-Wachovia Bank NA, 3.970%, 9/6/07 (a)	965,000

	Total Delaware	36,920,000

District of Columbia — 2.4%
2,450,000	District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wachovia Bank, 4.070%, 9/5/07 (a)(b)	2,450,000
	District of Columbia Revenue:
265,000	American Psychological Association, LOC-Bank of America, 4.020%, 9/6/07 (a)	265,000
1,545,000	National Public Radio Inc., LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	1,545,000
	District of Columbia, GO:
2,575,500	Series 1847, FGIC-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	2,575,500
9,000,000	Series D-3, FSA-Insured, SPA-Depfa Bank PLC, 4.030%, 9/5/07 (a)	9,000,000
	Metropolitan Washington Airports Authority, Series 2005-C:
12,000,000	3.740% due 10/4/07	12,000,000
8,000,000	3.750% due 10/23/07	8,000,000
7,830,000	Washington, DC, Convention Center Authority Dedicated Tax Revenue, Series 1736, AMBAC-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	7,830,000

	Total District of Columbia	43,665,500

Florida — 8.0%
	Florida Housing Finance Corp.:
850,000	Multi-Family Revenue, Refunding Mortgage Victoria Park, Series J-1, LIQ-FNMA, 3.970%, 9/6/07 (a)	849,992
5,895,000	Revenue, Heritage Pointe I-1, FNMA-Insured, 4.050%, 9/5/07 (a)(b)	5,895,000
4,500,000	Hillsborough County, FL, School Board COP, Series E, MBIA-Insured, SPA-Bank of America, 4.030%, 9/6/07 (a)	4,500,000
	Jacksonville, FL:
20,100,000	3.700% due 10/10/07	20,100,000

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2007 Annual Report

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Florida — 8.0% (continued)
	Electric Authority Revenue:
$34,200,000	Series 2001, 3.700% due 10/10/07	$34,200,000
12,000,000	TECP, Series 2000-B, 3.700% due 10/10/07	12,000,000
3,300,000	HFA, MFH, Revenue, Refunding, St. Augustine Apartments, LIQ-FNMA, 4.000%, 9/5/07 (a)	3,300,000
1,000,000	TECP, Series A, FGIC-Insured, LOC-Landesbank Baden-Wurttemberg, 3.720% due 11/6/07	1,000,000
7,980,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	7,980,000
30,355,000	Monroe County, FL, Airport Revenue, Key West International Airport, LOC-Bank of America, 4.040%, 9/6/07 (a)(b)	30,355,000
1,775,000	Orlando & Orange County, FL, Expressway Authority, Refunding, Series C-4, FSA-Insured, SPA-Dexia Credit Local, 3.950%, 9/6/07 (a)	1,775,000
6,000,000	Palm Beach County, FL, EFA, Lynn University Project, LOC-Bank of America, 4.000%, 9/6/07 (a)	6,000,000
7,000,000	Pasco County, FL, School Board COP, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.970%, 9/6/07 (a)	7,000,000
12,200,000	West Orange, FL, Healthcare District, Series B, LOC-SunTrust Bank, 4.000%, 9/6/07 (a)	12,200,000

	Total Florida	147,154,992

Georgia — 5.9%
	Atlanta, GA:
2,500,000	Airport Revenue, Refunding, General Series, MBIA-Insured, SPA-Landesbank Baden-Wurttemberg, 3.950%, 9/6/07 (a)	2,500,000
7,000,000	Water & Waste Water Revenue, 3.660% due 11/2/07	7,000,000
4,900,000	Cobb County, GA, Housing Authority, MFH Revenue, Post Bridge Project, FNMA-Insured, LIQ-FNMA, 4.010%, 9/5/07 (a)	4,900,000
7,500,000	Coweta County, GA, Development Authority Revenue, Metro Atlanta YMCA Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	7,500,000
6,000,000	De Kalb County, GA, Development Authority, IDR, The Paideia School Inc. Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	6,000,000
6,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	6,600,000
	Fulton County, GA, Development Authority Revenue:
8,000,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	8,000,000
6,500,000	Woodward Academy Inc. Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	6,500,000
3,000,000	Henry County, GA, School District, 5.000% due 4/1/08	3,021,158
2,475,000	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty Project, LOC-SunTrust Bank, 4.120%, 9/5/07 (a)(b)	2,475,000
17,310,000	Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, Series A, LOC-Bayerische Landesbank, LOC-Westdeutsche Landesbank, 4.010%, 9/5/07 (a)	17,310,000
36,770,000	Private Colleges & Universities Authority, GA, Revenue, Emory University, Series B-1, 3.950%, 9/6/07 (a)	36,770,000

	Total Georgia	108,576,158

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Annual Report	29

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Illinois — 7.3%
	Aurora, IL:
$5,000,000	IDR, Diamond Envelope Corp., LOC-Lasalle Bank N.A., 4.040%, 9/6/07 (a)(b)	$5,000,000
2,480,000	Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank, 4.150%, 9/6/07 (a)(b)	2,480,000
	Chicago, IL:
	GO, Board of Education:
4,953,000	Series 1732, FSA-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	4,953,000
3,300,000	Series D, FSA-Insured, SPA-Dexia Credit Local, 3.960%, 9/6/07 (a)	3,300,000
4,040,000	John Hofuelster & Son Inc., 4.150%, 9/6/07 (a)(b)	4,040,000
	MFH Revenue:
7,320,000	Central Station Project, Series A, LIQ FAC-FNMA, 4.050%, 9/6/07 (a)(b)	7,320,000
8,610,000	Uptown Preservation Apartments, LOC-LaSalle Bank NA, 4.020%, 9/6/07 (a)(b)	8,610,000
10,000,000	O’Hare International Airport, 3.780% due 10/15/07	10,000,000
	Renaissance Center LP:
2,620,000	Series A, LOC-Harris Trust and Savings Bank, 4.150%, 9/6/07 (a)(b)	2,620,000
300,000	Series B, LOC-Harris Bank, 4.150%, 9/6/07 (a)(b)	300,000
4,595,000	Cook County Community Consolidated School District No. 21, Wheeling, IL, Tax Anticipation Warrants, 4.750% due 4/1/08	4,620,948
1,000,000	Du Page & Will Counties, IL, School District No. 204 Indian Prairie Community, GO, Refunding, FGIC-Insured, 5.000% due 12/30/07	1,004,109
9,175,000	Du Page County, IL, Revenue, Benet Academy Capital Building Project, LOC-LaSalle Bank NA, 3.980%, 9/6/07 (a)	9,175,000
3,375,000	Fulton, IL, Drives-Inc., 4.150%, 9/6/07 (a)(b) Illinois Finance Authority:	3,375,000
2,100,000	Elgin Academy Project, LOC-Charter One Bank, 4.010%, 9/5/07 (a)	2,100,000
8,000,000	Saint Xavier University Project, LOC-Lasalle Bank N.A., 3.980%, 9/6/07 (a)	8,000,000
	Illinois Finance Authority Revenue:
9,300,000	Chicago Historical Society, LOC-JPMorgan Chase, 3.960%, 9/6/07 (a)	9,300,000
4,125,000	GO, Latin School Project, Series B, LOC-JPMorgan Chase, 3.960%, 9/6/07 (a)	4,125,000
6,000,000	Illinois College, LOC-U.S. Bank, 3.980%, 9/6/07 (a)	6,000,000
1,650,000	Refunding, Rush University Medical Center, Series A-2, MBIA-Insured, SPA-JPMorgan Chase Bank, 3.980%, 9/5/07 (a)	1,650,000
1,100,000	Resurrection Health, Series B, LOC-JPMorgan Chase, 3.950%, 9/4/07 (a)	1,100,000
5,210,000	Illinois Housing Development Authority, Multi-Family Revenue, Lakeshore Plaza, Series A, MBIA-Insured, SPA-Bank One N.A., 3.950%, 9/5/07 (a)	5,210,000
1,000,000	Illinois Housing Development Authority Revenue, Danbury Court Apartment-Phase II-B, LOC-Federal Home Loan Bank, 4.050%, 9/6/07 (a)(b)	1,000,000
10,000,000	Romeoville, IL, Revenue, Refunding, Lewis University, LOC-JPMorgan Chase, 3.960%, 9/4/07 (a)	10,000,000

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2007 Annual Report

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Illinois — 7.3% (continued)
$14,975,000	Springfield, IL, Electric Revenue Municipal Building,
	Series 1618, MBIA-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	$14,975,000
3,000,000	State of Illinois, Refunding, Series B, 5.000% due 1/1/08	3,011,700
1,345,000	Warren County, IL, Monmouth College Project, 3.980%, 9/6/07 (a)	1,345,000

	Total Illinois	134,614,757

Indiana — 1.3%
	Indianapolis, IN:
6,280,000	Local Public Improvement Bond Bank, Waterworks Project,
	Series G-3, MBIA-Insured, SPA-Depfa Bank PLC, 3.970%, 9/6/07 (a)	6,280,000
15,000,000	TECP, 3.680% due 10/2/07	15,000,000
3,000,000	Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo
	Bank N.A., 4.050%, 9/6/07 (a)(b)	3,000,000

	Total Indiana	24,280,000

Iowa — 0.1%
2,000,000	Iowa Finance Authority, Industrial Development Revenue, Embria
	Health Sciences Project, LOC-Wells Fargo Bank, 4.050%, 9/6/07 (a)(b)	2,000,000

Kansas — 0.2%
3,900,000	Kansas State Department of Transportation, Highway Revenue,
	Series B-2, 3.900%, 9/4/07 (a)	3,900,000

Kentucky — 0.6%
11,115,000	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health
	Project, LOC-Fifth Third Bank, 3.970%, 9/6/07 (a)	11,115,000

Louisiana — 1.5%
20,000,000	Ascension Parish, LA, Industrial Development Board Inc., Revenue,
	Geismar Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	20,000,000
3,400,000	Calcasieu Parish Inc. Louisiana Industrial Development Board
	Revenue, Refunding-Hydroserve Westlake, LOC-JPMorgan Chase, 4.100%, 9/5/07 (a)(b)	3,400,000
4,100,000	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal
	Revenue, WPT Corp. Project, LOC-Bank of America, 4.100%, 9/5/07 (a)(b)	4,100,000

	Total Louisiana	27,500,000

Maryland — 1.1%
	Howard County, MD:
5,710,000	Multi-Family Revenue, Sherwood Crossing Apartments,
	LIQ-FNMA, 3.970%, 9/6/07 (a)	5,710,000
5,000,000	TECP, 3.650% due 10/2/07	5,000,000
2,000,000	Maryland State Health & Higher EFA Revenue, Johns Hopkins
	University Revenue, TECP, Series B, 3.720% due 11/6/07	2,000,000
3,900,000	Prince Georges County, MD, MFH, Allentown Apartments,
	LOC-Wachovia Bank, 4.020%, 9/6/07 (a)(b)	3,900,000
3,250,000	Washington County, MD, EDR, St. James School Project,
	LOC-PNC Bank NA, 3.970%, 9/6/07 (a)	3,250,000

	Total Maryland	19,860,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Annual Report	31

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Massachusetts — 0.0%
$200,000	Massachusetts State HEFA, Revenue, Partners Healthcare Systems,
	Series F4, SPA-Bank of America, 3.950%, 9/6/07 (a)	$200,000

Michigan — 4.1%
15,845,000	ABN-Amro Munitops CTFS Trust, GO, Series 2005-2, FSA-Insured,
	Q-SBLF-Insured, SPA-ABN Amro Bank NV, 4.020%, 9/6/07 (a)	15,845,000
	Detroit, MI:
6,500,000	TAN, LOC-Scotiabank, 4.500% due 3/1/08	6,524,905
6,000,000	Water Supply System, Senior Lien, Series B, FGIC-Insured,
	SPA-Dexia Credit Local, 4.050%, 9/6/07 (a)	6,000,000
6,120,000	Michigan Municipal Bond Authority Revenue, Notes, Series B-2,
	LOC-Scotia Bank, 4.500% due 8/20/08	6,166,763
6,000,000	Michigan State, GO, Notes, Series A, LOC-Depfa Bank PLC,
	4.250% due 9/28/07	6,001,898
6,130,000	Michigan State, Strategic Fund Ltd. Obligation Revenue, Refunding,
	Industrial Development MSCM Inc., LOC-LaSalle Bank Midwest, 4.020%, 9/6/07 (a)(b)	6,130,000
6,070,000	Milan, MI, Area Schools, GO, Refunding, Q-SBLF-Insured,
	LOC-Landesbank Hessen-Thuringen, 4.000%, 9/6/07 (a)	6,070,000
	University of Michigan, Revenue:
	Hospital:
10,950,000	Series A, 3.990%, 9/4/07 (a)	10,950,000
9,000,000	Series B, 4.050%, 9/6/07 (a)	9,000,000
2,200,000	Refunding, Hospital, Series A, 3.990%, 9/4/07 (a)	2,200,000

	Total Michigan	74,888,566

Minnesota — 2.7%
16,619,000	Minneapolis St. Paul Metropolitan Airport Commission, MN,
	TECP, Series A, 3.650% due 11/6/07	16,619,000
16,025,000	Minnesota State, Housing Finance Agency, Residential Housing
	Finance, Series G, SPA-Lloyds TSB Bank PLC, 4.090%, 9/6/07 (a)(b)	16,025,000
5,000,000	Minnetonka, MN, MFH Revenue, Refunding-Minnetonka Hills
	Apartments, LIQ-FNMA, 4.000%, 9/6/07 (a)	5,000,000
3,720,000	Oak Park Heights, MN, MFH Revenue, Refunding Housing
	Boutwells Landing, LIQ-Freddie Mac, 4.000%, 9/6/07 (a)	3,720,000
8,000,000	Rochester, MN, GO, Waste Water, Series B, SPA-Depfa Bank PLC, 3.960%, 9/6/07 (a)	8,000,000

	Total Minnesota	49,364,000

Mississippi — 1.9%
16,055,000	Jackson County, MS, PCR, Chevron U.S.A. Inc. Project, 4.050%, 9/4/07 (a)	16,055,000
17,100,000	Mississippi Business Finance Corp., Gulf Opportunity Zone,
	Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank, 4.150%, 9/5/07 (a)	17,100,000
1,900,000	Mississippi Development Bank Special Obligation, Wilkinson County
	Correction Facility, Series B, FGIC-Insured, SPA-Royal Bank of Canada, 3.980%, 9/6/07 (a)	1,900,000

	Total Mississippi	35,055,000

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2007 Annual Report

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Missouri — 0.4%
$1,000,000	Curators University, MO, Systems Facilities Revenue, Series A, 3.960%, 9/4/07 (a)	$1,000,000
2,500,000	Kansas City, MO, IDA, MFH Revenue, Clay Terrace Apartments
	Project, LOC-Lasalle Bank N.A., 4.020%, 9/6/07 (a)(b)	2,500,000
3,741,500	St. Louis, MO, Parking Revenue, Series 1712, MBIA-Insured,
	LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	3,741,500

	Total Missouri	7,241,500

Nebraska — 3.4%
15,000,000	American Public Energy Agency, NE, Gas Supply Revenue, National
	Public Gas Agency Project, Series A, SPA-Societe Generale, 3.980%, 9/6/07 (a)	15,000,000
	Nebraska Investment Finance Authority, Single Family Housing Revenue:
4,900,000	Series B, 4.200%, 9/5/07 (a)(b)	4,900,000
1,275,000	Series C, SPA-FHLB, 4.200%, 9/5/07 (a)(b)	1,275,000
4,555,000	Series D, 4.150%, 9/5/07 (a)(b)	4,555,000
	Nebraska Public Power District, TECP, Series A, LIQ-Bank of Nova Scotia:
13,050,000	3.720% due 11/6/07	13,050,000
5,000,000	3.690% due 12/6/07	5,000,000
	Public Power Generation Agency, NB:
14,560,000	Floaters Series 1826, AMBAC-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	14,560,000
4,000,000	Floaters Series 1934, AMBAC-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	4,000,000

	Total Nebraska	62,340,000

Nevada — 2.1%
8,000,000	Clark County, NV, Nevada School District, Series B, FSA-Insured,
	SPA-Bayerische Landesbank, 3.900%, 9/4/07 (a)	8,000,000
	Las Vegas Valley, NV, Water District:
11,400,000	3.720% due 11/6/07	11,400,000
9,300,000	GO, Water Improvement, Series C, SPA-Dexia Credit Local, 4.050%, 9/4/07 (a)	9,300,000
5,900,000	Water Improvement, Series B, SPA-Dexia Credit Local, 4.050%, 9/4/07 (a)	5,900,000
1,625,000	Las Vegas, NV, GO, Series C, LOC-Lloyds TSB Bank PLC, 3.900%, 9/4/07 (a)	1,625,000
2,200,000	Nevada Housing Division, Single Family Mortgage Revenue, GNMA,
	FNMA, FHLMC-Insured, SPA-JP Morgan Chase Bank, 4.000%, 9/5/07 (a)(b)	2,200,000

	Total Nevada	38,425,000

New Hampshire — 0.3%
	New Hampshire HEFA Revenue:
5,700,000	Dartmouth College, Series B, SPA-JPMorgan Chase, 4.050%, 9/4/07 (a)	5,700,000
775,000	Dartmouth Hitchcock Clinic, Series A, FSA-Insured, SPA-Dexia Credit
	Local & JPMorgan Chase, 3.920%, 9/6/07 (a)	775,000

	Total New Hampshire	6,475,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Annual Report	33

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

New Jersey — 1.4%
$2,150,000	Rutgers State University, NJ, Series A, SPA-Landesbank
	Hessen-Thuringen, 3.740%, 9/6/07 (a)	$2,150,000
23,468,895	Trenton, NJ, BAN, 4.500% due 7/2/08	23,610,276

	Total New Jersey	25,760,276

New York — 4.0%
	New York City, NY:
	GO:
17,375,000	Series G, Subordinated Series G-3, LOC-Westdeutsche
	Landesbank, 3.920%, 9/5/07 (a)	17,375,000
2,400,000	Subordinated Series H-1, LOC-Dexia Credit Local, 3.900%, 9/4/07 (a)	2,400,000
1,885,000	Municipal Water Finance Authority Revenue, 2nd Gen Resolution,
	Series AA-2, SPA-Dexia Credit Local, 3.900%, 9/4/07 (a)	1,885,000
40,000,000	TFA, Future Tax Secured, Series A-1, LOC-JPMorgan Chase, 4.050%, 9/5/07 (a)	40,000,000
1,047,500	Port Authority of New York & New Jersey, Series 1748, FGIC-Insured,
	LIQ-Morgan Stanley, 4.080%, 9/6/07 (a)(b)	1,047,500
10,680,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding,
	Subordinated Series B-4, SPA-Landesbank Baden-Wurttemberg, 3.940%, 9/6/07 (a)	10,680,000

	Total New York	73,387,500

North Carolina — 1.8%
	Charlotte, NC:
3,000,000	GO, SPA-KBC Bank NV, 4.000%, 9/6/07 (a)	3,000,000
10,500,000	Water & Sewer System Revenue, Series B, SPA-Depfa Bank PLC, 3.950%, 9/6/07 (a)	10,500,000
	New Hanover County, NC:
6,750,000	GO, SPA-Wachovia Bank, 4.000%, 9/6/07 (a)	6,750,000
3,200,000	Hospital Revenue, Refunding, New Hanover Regional, Series A-1,
	FSA-Insured, SPA-Wachovia Bank, 3.970%, 9/5/07 (a)	3,200,000
2,830,000	North Carolina Medical Care Commission, NC, Health Care Facilities
	Revenue, Novant Health Group, Series B, SPA-JPMorgan Chase, 3.930%, 9/5/07 (a)	2,830,000
2,700,000	Union County, NC, GO, Series B, SPA-Depfa Bank PLC, 3.940%, 9/6/07 (a)	2,700,000
4,800,000	Wake County, NC, GO, Series B, SPA-Landesbank Hessen-Thuringen, 3.940%, 9/6/07 (a)	4,800,000

	Total North Carolina	33,780,000

Ohio — 3.8%
830,000	Cleveland-Cuyahoga County, OH, Port Authority Revenue, 96th Research
	Building Project, LOC-Fifth Third Bank, 3.940%, 9/5/07 (a)	830,000
	Hamilton County, OH:
3,600,000	3.660% due 10/4/07	3,600,000
6,315,000	Sales Tax, CTFS, Series 356, MBIA-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	6,315,000

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2007 Annual Report

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Ohio — 3.8% (continued)
	Sewer System Revenue:
$10,125,000	Series PT-3254, MBIA-Insured, LIQ-Merrill Lynch Capital Services, 4.010%, 9/6/07 (a)	$10,125,000

10,000,000	Series PT-3736, MBIA-Insured, SPA-Merrill Lynch Capital Shares, 4.010%, 9/6/07 (a)	10,000,000
10,000,000	TECP, 3.620% due 10/4/07	10,000,000
4,000,000	Ohio State Higher Educational Facility Commission Revenue, Higher
	Educational Facillity-Pooled Program, Series A, LOC-Fifth Third Bank, 3.980%, 9/6/07 (a)	4,000,000
4,640,000	Ohio State Water Nuclear Development Authority, PCR, Refunding,
	Firstenergy Nuclear Project, Series B, LOC-Wachovia Bank, 3.920%, 9/5/07 (a)	4,640,000
	Ohio State, GO:
3,380,000	Common Schools, Series A, 3.930%, 9/5/07 (a)	3,380,000
17,380,000	Common Schools, Series C, 3.960%, 9/5/07 (a)	17,380,000

	Total Ohio	70,270,000

Oklahoma — 0.2%
4,300,000	Oklahoma Development Finance Authority Revenue, ConocoPhillips Co.
	Project, 3.600%, 12/1/07 (a)(b)	4,300,000

Oregon — 0.5%
9,850,000	Multnomah County, OR, GO, TRAN, 4.250% due 6/30/08	9,890,832

Pennsylvania — 11.4%
25,000,000	Beaver County, PA, IDA, PCR, Refunding, Firstenergy Nuclear, Series B,
	LOC-Wachovia Bank, 3.920%, 9/5/07 (a)	25,000,000
6,500,000	Central York School District, GO, Series A, FSA-Insured, 3.980%, 9/6/07 (a)	6,500,000
3,600,000	Chester County, PA, HEFA, Health System Revenue, Jefferson Health
	System, Series B, SPA-JPMorgan Chase, 3.970%, 9/5/07 (a)	3,600,000
12,215,000	Cumberland County, PA, Municipal Authority Revenue, Refunding,
	Asbury Obligated Group, LOC-KBC Bank N.V., 4.020%, 9/6/07 (a)	12,215,000
4,725,000	Delaware County Authority, PA, Dunwoody Village Inc., 3.990%, 9/6/07 (a)	4,725,000
2,700,000	Lampeter-Strasburg, PA School District, FSA-Insured, SPA-Royal
	Bank of Canada, 3.980%, 9/6/07 (a)	2,700,000
1,825,000	Lancaster County, PA, GO, FSA-Insured, 3.980%, 9/6/07 (a)	1,824,998
8,000,000	Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A., 3.970%, 9/6/07 (a)	8,000,000
2,175,000	Manheim, PA, CSD, GO, Series 2004, FSA-Insured, SPA-Dexia Credit
	Local, 3.980%, 9/6/07 (a)	2,175,000
2,875,000	Middletown, PA, Area School District, FSA-Insured, SPA-RBC Centura
	Bank, 3.990%, 9/6/07 (a)	2,875,000
19,870,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital,
	LOC-PNC Bank, 3.970%, 9/6/07 (a)	19,870,000
2,500,000	Pennsylvania Economic Development Financing Authority Revenue,
	Series C-1, LOC-PNC Bank N.A., 4.030%, 9/6/07 (a)(b)	2,500,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Annual Report	35

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Pennsylvania — 11.4% (continued)
$6,000,000	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue, Shippingport Project, Series A, LOC-PNC Bank, 3.980%, 9/5/07 (a)(b)	$6,000,000
	Philadelphia, PA:
16,100,000	AMBAC-Insured, LIQ-PNC Bank, 3.970%, 9/6/07 (a)	16,100,000
7,500,000	GO, TRAN, Series A, 4.500% due 6/30/08	7,549,981
3,400,000	Authority for IDR, The Franklin Institute Project, LOC-Bank of
	America, 4.000%, 9/6/07 (a)	3,400,000
6,200,000	Authority for Industrial Development, Springside School,
	LOC-PNC Bank, 3.970%, 9/6/07 (a)	6,200,000
6,105,000	Phoenixville, PA, Area School District, GO, FSA-Insured, SPA-Wachovia
	Bank N.A., 3.980%, 9/6/07 (a)	6,105,000
6,945,000	Pocono Mountain, PA, School District, GO, Series 1681, FSA-Insured,
	LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	6,945,000
11,000,000	Puttable Floating Option Tax-Exempt Receipts, Philadelphia, PA,
	Series PT-4117, AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 4.020%, 9/6/07 (a)	11,000,000
	University of Pittsburgh, PA, Commonwealth System of Higher Education:
14,579,000	Refunding, University Capital Project, Series A, SPA-Fortis Bank,
	Banco Bilbao Vizcaya, 4.100%, 9/6/07 (a)	14,579,000
	University Capital Project:
1,500,000	Series A, SPA-Depfa Bank PLC, 4.050%, 9/5/07 (a)	1,500,000
28,150,000	Series B, SPA-Depfa Bank PLC, 3.900%, 9/5/07 (a)	28,150,000
	Washington County Hospital Authority, PA:
2,990,000	Hospital Washington Hospital Project, 3.800%, 7/1/08 (a)	2,990,000
6,500,000	Washington Hospital, Series A, 3.800%, 7/1/08 (a)	6,500,000

	Total Pennsylvania	209,003,979

Rhode Island — 0.2%
2,940,000	Rhode Island Housing & Mortgage Finance Corp., Series 1814,
	FSA-Insured, LIQ-Morgan Stanley, 4.100%, 9/6/07 (a)(b)	2,940,000
1,000,000	Rhode Island State Health & Educational Building Corp. Revenue,
	Hospital Financing, Care New England Financing, Series A, LOC-Fleet
	National Bank, 3.960%, 9/4/07 (a)	1,000,000

	Total Rhode Island	3,940,000

South Carolina — 2.5%
1,500,000	Charleston County, SC, Hospital Facilities Revenue, CareAlliance
	Health Services, LOC-Bank of America, 3.960%, 9/4/07 (a)	1,500,000
2,700,000	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed
	11/03/03, LOC-SunTrust Bank, 4.020%, 9/6/07 (a)	2,700,000
8,700,000	South Carolina EFA for Private Non-Profit Institutions, Columbia
	College Project, LOC-Bank of America, 4.050%, 9/6/07 (a)	8,700,000
	South Carolina Jobs EDA:
4,830,000	Hospital Facilities Revenue, Sisters Charity Providence Hospital,
	LOC-Wachovia Bank, 3.970%, 9/6/07 (a)	4,830,000
6,630,000	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank, 4.070%, 9/5/07 (a)(b)	6,630,000

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2007 Annual Report

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

South Carolina — 2.5% (continued)
$3,745,000	South Carolina State Housing Finance & Development Authority
	Multi-Family Revenue, Rental Housing, Rocky Creek, LOC-Wachovia
	Bank, 4.050%, 9/6/07 (a)(b)	$3,745,000
	South Carolina State Public Service Authority:
4,950,000	Floaters Series 1900, MBIA-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	4,950,000
4,900,000	Floaters Series 1901, MBIA-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	4,900,000
7,360,000	South Carolina Transportation Infrastructure Bank Revenue, Series 1821,
	AMBAC-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	7,360,000

	Total South Carolina	45,315,000

South Dakota — 0.3%
6,210,000	South Dakota Economic Development Finance Authority,
	Hastings Filters Inc., 4.180%, 9/6/07 (a)(b)	6,210,000

Tennessee — 1.6%
	Blount County, TN, Public Building Authority, Local Government
	Public Improvement:
1,600,000	Series A-3A, AMBAC-Insured, SPA-Landesbank Baden-Wurttemberg, 4.000%, 9/4/07 (a)	1,600,000
1,000,000	Series A-2C, AMBAC-Insured, LOC-KBC Bank NV, 4.000%, 9/4/07 (a)	1,000,000
8,500,000	Marion County, TN, Industrial & Environmental Development Board,
	Valmont Industries Inc. Project, LOC-Wachovia Bank N.A., 4.070%, 9/6/07 (a)(b)	8,500,000
4,250,000	Morristown, TN, Industrial Development Board Revenue,
	Industrial Automotive Products, LOC-Landesbank Baden, 4.120%, 9/5/07 (a)(b)	4,250,000
13,780,000	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue,
	Tusculum College Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	13,780,000

	Total Tennessee	29,130,000

Texas — 9.6%
1,035,000	Austin, TX, Water & Wastewater System Revenue, FSA-Insured,
	SPA-Landesbank Baden-Wurttemberg, 3.960%, 9/6/07 (a)	1,035,000
1,820,000	Bell County, TX, Health Facilities Development Corp. Revenue,
	Scott & White Memorial Hospital, HFA, Series 2001-2, MBIA-Insured,
	SPA-Westdeutsche Landesbank, 3.960%, 9/4/07 (a)	1,820,000
	Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue:
4,930,000	Refunding, Northwest Trails Apartments, FNMA-Insured, LOC-FNMA, 4.000%, 9/6/07 (a)	4,930,000
6,435,000	Refunding, Vista Meadows Project, FHLMC-Insured, LOC-FHLMC, 4.000%, 9/6/07 (a)	6,435,000
10,000,000	Dallas, TX, Water & Sewer, TECP, Series B, LIQ-Bank of America, 3.680% due 11/2/07	10,000,000
6,000,000	Denton, TX, ISD, GO, School Building, Series B, SPA-Bank of America N.A., 3.960%, 9/6/07 (a)	6,000,000
2,700,000	Grapevine-Colleyville, TX, ISD, 8.250% due 6/15/08	2,793,847

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Annual Report	37

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Texas — 9.6% (continued)
$9,035,000	Gulf Coast, TX, IDA, Exempt Facilities Revenue, BP Global Power Corp. Project, 4.000%, 9/4/07 (a)(b)	$9,035,000
	Houston, TX:
14,000,000	Airport Systems, 3.730% due 12/6/07	14,000,000
5,350,000	Higher Education Finance Corp., Higher Education Revenue, Refunding, William Marsh Rice University Project, Series B, SPA-JPMorgan Chase, 3.940%, 9/5/07 (a)	5,350,000
13,000,000	Lower Neches Valley, TX, Industrial Development Corp. Revenue, Exxon Mobil Project, Series A, 3.950%, 9/4/07 (a)	13,000,000
4,330,000	Matagorda County, TX, Navigation District No. 1, PCR, Series 1673, AMBAC-Insured, LIQ-Morgan Stanley, 4.080%, 9/6/07 (a)(b)	4,330,000
12,500,000	North Texas Tollway Authority, Dallas North Thruway Systems Authority, 3.700% due 9/5/07	12,500,000
635,000	Tarrant County, TX, Health Facilities Development Corp. Revenue, Adventist/Sunbelt, Series A, LOC-SunTrust Bank, 3.980%, 9/6/07 (a)	635,000
5,000,000	Texas A&M University, Series B, 3.700% due 9/7/07	5,000,000
5,000,000	Texas State, Veterans Housing Assistance, Series II-B, SPA-Dexia Credit Local, 4.000%, 9/5/07 (a)(b)	5,000,000
5,568,000	Texas Technical University Revenue Financing System, TECP, Series A, 3.740% due 10/4/07	5,568,000
13,950,000	Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank NA, 4.020%, 9/6/07 (a)(b)	13,950,000
12,300,000	Tyler, TX, IDS, GO, School Building, Series A, PSF-GTD Insured, LIQ-Dexia Credit Local, 3.980%, 9/6/07 (a)	12,300,000
13,130,000	University of North Texas University Revenue, Series 1587, MBIA-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	13,130,000
10,000,000	University of Texas, TECP, 3.640% due 10/4/07	10,000,000
20,000,000	Weatherford, TX, ISD, Series A, PSF-GTD-Insured, SPA-Depfa Bank PLC, 3.780%, 8/1/08 (a)	20,000,000

	Total Texas	176,811,847

Utah — 3.5%
490,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA-JPMorgan Chase, 3.960%, 9/4/07 (a)	490,000
	Utah Housing Corp. Single Family Mortgage Revenue:
6,000,000	Series A, Class 1, SPA-Depfa Bank PLC, 4.200%, 9/5/07 (a)(b)	6,000,000
2,070,000	Series B, Class I, SPA-Westdeutsche Landesbank, 4.200%, 9/5/07 (a)(b)	2,070,000
3,995,000	Series B, SPA-Lehman Brothers, 4.200%, 9/5/07 (a)(b)	3,995,000
4,000,000	Series C, Class 1, SPA-Lehman Brothers, 4.200%, 9/5/07 (a)(b)	4,000,000
5,905,000	Series D, Class 1, LIQ-Bayerische Landesbank, 4.200%, 9/5/07 (a)(b)	5,905,000
13,905,000	Series D-1-Class I, LIQ-Lehman Brothers, 4.200%, 9/5/07 (a)(b)	13,905,000
3,350,000	Series D-2, Class I, SPA-Westdeutsche Landesbank, 4.200%, 9/5/07 (a)(b)	3,350,000
3,000,000	Series E, Class 1, SPA-Depfa Bank PLC, 4.200%, 9/5/07 (a)(b)	3,000,000
4,160,000	Series F-1, Class 1, SPA-Depfa Bank PLC, 4.200%, 9/5/07 (a)(b)	4,160,000
3,400,000	Series F-1, Class I, SPA-FHLB, 4.200%, 9/5/07 (a)(b)	3,400,000
4,090,000	Series F-1, Class I, SPA-Westdeutsche Landesbank, 4.200%, 9/5/07 (a)(b)	4,090,000

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2007 Annual Report

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Utah — 3.5% (continued)
$1,885,000	Utah State Housing Finance Agency, Single Family Mortgage, Series F-2,Class I, SPA-Bayerische Landesbank, 4.200%, 9/5/07 (a)(b)	$1,885,000
7,200,000	Utah Transit Authority, Sales Tax Revenue, Subordinated Series B, LOC-Fortis Bank SA/NV, 3.970%, 9/4/07 (a)	7,200,000

	Total Utah	63,450,000

Vermont — 0.4%
7,765,000	University of Vermont & State Agricultural College, Floater Series 1957, AMBAC-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)	7,765,000

Virginia — 3.6%
10,000,000	Albemarle County, VA, IDA Revenue, Thomas Jefferson Foundation Inc., LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	10,000,000
5,000,000	Fairfax County, VA, EDA Revenue, Mount Vernon Ladies Association of the Union Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	5,000,000
8,000,000	Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC, 4.040%, 9/6/07 (a)(b)	8,000,000
15,000,000	University of Virginia, 3.690% due 10/4/07	15,000,000
24,825,000	Virginia Beach Development Authority, Refunding Virginia Wesleyan College Project, LOC-Bank of America, 4.000%, 9/6/07 (a)	24,825,000
2,480,000	Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, Series B, SPA-Wachovia Bank, 4.020%, 9/4/07 (a)	2,480,000

	Total Virginia	65,305,000

Washington — 2.0%
2,600,000	Everett, WA, GO, LOC-Bank of America, 4.050%, 9/6/07 (a)	2,600,000
1,000,000	Skagit County, WA, School District No. 103 Anacortes, GO, FGIC-Insured, 6.250% due 12/1/07	1,006,114
3,960,000	Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, Series C, LOC-Bank of America, 4.000%, 9/6/07 (a)	3,960,000
	Washington State Health Care Facilities Authority Revenue:
1,300,000	Catholic Health, Series B, SPA-JPMorgan Chase, 3.930%, 9/5/07 (a)	1,300,000
8,000,000	Empire Health Services, LOC-U.S. Bank N.A., 3.960%, 9/5/07 (a)	8,000,000
	Washington State Housing Finance Commission Non-Profit Revenue:
8,300,000	Eastside Catholic School, Series A, LOC-Keybank N.A., 3.990%, 9/6/07 (a)	8,300,000
10,695,000	St. Thomas School Project, Series B, 3.960%, 9/6/07 (a)	10,695,000

	Total Washington	35,861,114

Wisconsin — 1.2%
9,930,000	Milwaukee, WI, GO, Series N4, 4.000% due 2/15/08	9,942,145
4,735,000	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank N.A., 4.140%, 9/6/07 (a)(b)	4,735,000
	Wisconsin State, HEFA Revenue, Gundersen Lutheran:
5,000,000	Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.930%, 9/4/07 (a)	5,000,000
2,620,000	Series B, FGIC-Insured, SPA-Dexia Credit Local, 3.930%, 9/4/07 (a)	2,620,000

	Total Wisconsin	22,297,145

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Annual Report	39

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Wyoming — 0.6%
$2,400,000	Sublette County, WY, PCR, Exxon Project, Series A, 4.000%, 9/4/07 (a)(b)	$2,400,000
8,000,000	Sweetwater, WY, Memorial Hospital Project, LOC-Keybank NA, 3.970%, 9/5/07 (a)	8,000,000

	Total Wyoming	10,400,000

	TOTAL INVESTMENTS — 98.9% (Cost — $1,815,550,618#)	1,815,550,618
	Other Assets in Excess of Liabilities — 1.1%	19,324,954

	TOTAL NET ASSETS — 100.0%	$1,834,875,572

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation
BAN	—	Bond Anticipation Notes
COP	—	Certificate of Participation
CSD	—	Central School District
CTFS	—	Certificates
EDA	—	Economic Development Authority
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FGIC	—	Financial Guaranty Insurance Company
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
SPA	—	Standby Bond Purchase Agreement
TAN	—	Tax Anticipation Notes
TECP	—	Tax Exempt Commercial Paper
TFA	—	Transitional Finance Authority
TRAN	—	Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2007 Annual Report

Schedule of Investments (August 31, 2007) (continued)

Summary of Investments by Industry†

Education	20.3%
General Obligation	12.1
Industrial Development	10.9
Hospitals	10.0
Miscellaneous	9.6
Transportation	8.7
Housing: Single-Family	5.9
Water & Sewer	5.2
Utilities	5.0
Housing: Multi-Family	4.0
Public Facilities	2.6
Finance	2.4
Pollution Control	2.2
Solid Waste	1.0
Life Care Systems	0.1

100.0%

†	As a percentage of total investments. Please note that the holdings are as of August 31, 2007 and are subject to change.

Ratings Table* (unaudited)
S&P/Moody’s/Fitch**
A-1	45.7%
VMIG1	22.9
NR	14.2
AA	6.1
F1	5.3
MIG1	2.1
AAA	1.8
SP-1	1.5
A	0.2
P-1	0.2

100.0%

*	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary, then Fitch

See pages 42 and 43 for definitions of ratings.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Annual Report	41

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are some-what more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

42	Tax Free Reserves Portfolio 2007 Annual Report

Bond Ratings (unaudited) (continued)

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are some-what more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Tax Free Reserves Portfolio 2007 Annual Report	43

Tax Free Reserves Portfolio

Statement of Assets and Liabilities (August 31, 2007)

ASSETS:
Investments, at amortized cost	$1,815,550,618
Cash	431,734
Receivable for securities sold	10,006,510
Interest receivable	9,209,628

Total Assets	1,835,198,490

LIABILITIES:
Investment management fee payable	232,770
Trustees’ fees payable	13,681
Accrued expenses	76,467

Total Liabilities	322,918

Total Net Assets	$1,834,875,572

REPRESENTED BY:
Paid-in capital	$1,834,875,572

See Notes to Financial Statements.

44	Tax Free Reserves Portfolio 2007 Annual Report

Tax Free Reserves Portfolio

Statement of Operations (For the year ended August 31, 2007)

INVESTMENT INCOME:
Interest (Note 1)	$63,129,313

EXPENSES:
Investment management fee (Note 2)	2,589,664
Legal fees	126,345
Trustees’ fees (Note 6)	57,192
Audit and tax	26,233
Custody fees	15,840
Miscellaneous expenses	20,125

Total Expenses	2,835,399
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(241,562)
Fees paid indirectly (Note 1)	(4,284)

Net Expenses	2,589,553

Net Investment Income	60,539,760

Net Realized Gain on Investments	72,108

Increase in Net Assets From Operations	$60,611,868

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Annual Report	45

Tax Free Reserves Portfolio

Statements of Changes in Net Assets (For the years ended August 31,)

	2007	2006

OPERATIONS:
Net investment income	$60,539,760	$62,504,695
Net realized gain (loss)	72,108	(33,798)

Increase in Net Assets From Operations	60,611,868	62,470,897

CAPITAL TRANSACTIONS:
Proceeds from contributions	5,363,146,181	6,170,239,041
Value of withdrawals	(5,268,887,356)	(6,813,869,686)

Increase (Decrease) in Net Assets From Fund Share Transactions	94,258,825	(643,630,645)

Increase (Decrease) in Net Assets	154,870,693	(581,159,748)

NET ASSETS:
Beginning of year	1,680,004,879	2,261,164,627

End of year	$1,834,875,572	$1,680,004,879

See Notes to Financial Statements.

46	Tax Free Reserves Portfolio 2007 Annual Report

Tax Free Reserves Portfolio

Financial Highlights
For the years ended August 31

	2007		2006	2005	2004	2003

Net Assets, End of Year (000s)	$1,835		$1,680	$2,261	$1,515	$1,511

Total Return(1)	3.56%		3.05%	1.88%	0.91%	1.17%

Ratios to Average Net Assets:
Gross expenses	0.16	%(2)	0.17%	0.23%	0.23%	0.24%
Net expenses(3)(4)(5)	0.15	(2)	0.15	0.15	0.15	0.15
Net investment income	3.51		2.99	1.95	0.90	1.14

(1)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(2)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.16% and 0.15%, respectively.

(3)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.15%.

(4)	Reflects fee waivers and/or expense reimbursements.

(5)	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Annual Report	47

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is a no-load, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Portfolio was a no-load, non-diversified open-end management investment company which was organized as a trust under the laws of the State of New York, registered under the 1940 Act. At August 31, 2007, all investors in the Portfolio were funds advised by the Manager of the fund and/or its affiliates.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

          (c) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (d) Income Taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

48	Tax Free Reserves Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

2. Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Portfolio pays investment management fees, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

          LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services LMPFA pays the subadvisor 70% of the net management fee it receives from the Portfolio.

          During the year ended August 31, 2007, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets.

          During the year ended August 31, 2007, LMPFA waived a portion of its fee in the amount of $189,146 and reimbursed the Portfolio for expenses amounting to $52,416.

          On July 10, 2006, a retirement plan applicable to the Portfolio was amended by the Board then overseeing the Portfolio (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. All of the Trustees comprising the Previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund overseen by the Previous Board (including the Portfolio) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Portfolio’s allocable share of benefits under this amendment was $7,814. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

          Certain officers and one Trustee of the Portfolio are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Federal Income Tax Basis of Investment Securities

The tax cost on investment securities owned at August 31, 2007, for federal income tax purposes, amounted to $1,815,550,618.

4. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then

Tax Free Reserves Portfolio 2007 Annual Report	49

Notes to Financial Statements (continued)

managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment

50	Tax Free Reserves Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Portfolio or the ability of the Portfolio’s investment manager and its affiliates to continue to render services to the Portfolio under their respective contracts.

          On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

5. Other Matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The Subject Trust is also named in the complaint as a nominal defendant.

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy

Tax Free Reserves Portfolio 2007 Annual Report	51

Notes to Financial Statements (continued)

solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

* * *

          On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Portfolio’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Portfolio. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Portfolio under its contract.

6. Special Investor Meeting and Reorganization

Investors approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Portfolio were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing,

52	Tax Free Reserves Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

mailing and soliciting proxies. The portions of these costs borne by the Portfolio and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

7. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio was September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Portfolio has determined that adopting FIN 48 will not have a material impact on the Portfolio’s financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No.157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

8. Recent Developments

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Portfolio.

Tax Free Reserves Portfolio 2007 Annual Report	53

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax Free Reserves Portfolio, a series of Master Portfolio Trust as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio as of August 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 25, 2007

54	Tax Free Reserves Portfolio 2007 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of the Tax Free Reserves Portfolio (the “Portfolio”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Elliott J. Berv c/o R. Jay Gerken, CFA Legg Mason & Co., LLC (“Legg Mason”) 620 Eighth Avenue New York, NY 10018 Birth Year: 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005); Formerly, Chief Executive Officer, Landmark City (real estate development) (from 2001 to 2004); Formerly, Executive Vice President, DigiGym Systems (personal fitness systems) (from 2001 to 2004); Formerly, Chief Executive Officer, Motorcity USA (Motorsport Racing) (from 2004 to 2005)	64

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. Benton Cocanougher c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1938	Trustee	Since 1991	Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)	64	None

Jane F. Dasher c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company)	64	None

Tax Free Reserves Portfolio	55

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Mark T. Finn c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)	64	None

Rainer Greeven c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)	64	None

Stephen R. Gross c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1947	Trustee	Since 1986	Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003); Formerly, Partner, Capital investment Advisory Partners (leverage buyout consulting) (from 2000 to 2002); Formerly, Secretary, Carint N.A. (manufacturing) (from 1998 to 2002)	64

Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, United Telesis, Inc. (telecommunications) (from 1997 to 2002); Formerly, Director ebank Financial Services, Inc. (from 1999 to 2004)

Richard E. Hanson, Jr. c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1941	Trustee	Since 1985	Retired; Formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (from 1996 to 2000)	64	None

Diana R. Harrington c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1940	Trustee	Since 1992	Professor, Badson College (since 1992)	64	None

56	Tax Free Reserves Portfolio

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Susan M. Heilbron c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1945	Trustee	Since 1994	Independent Consultant (since 2001)	64	None

Susan B. Kerley c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)	64	Chairperson and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex) (since 1991)

Alan G. Merten c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1941	Trustee	Since 1990	President, George Mason University (since 1996)	64

Director of Cardinal Financial Corporation (since November 2006); Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); Formerly, Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

R. Richardson Pettit c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1942	Trustee	Since 1990	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)	64	None

Tax Free Reserves Portfolio	57

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Interested Trustees:
R. Jay Gerken, CFA*** Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; Chairman of the Board and Trustee/Director of 150 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; Chairman, President and Chief Executive Officer of LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; Formerly, Chairman President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (2002 to 2005)	133	Trustee, Consulting Group Capital Markets Funds (2002-2006).

Officers:
Frances M. Guggino Legg Mason 125 Broad Street, 10th Floor New York, NY 10004 Birth Year: 1957	Chief Financial Officer and Treasurer	Since 2004

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Legg Mason (from 1999 to 2004)

				N/A	N/A

Ted P. Becker Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Chief Compliance Officer	Since 2006

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Managing Director of Compliance at Legg Mason or its predecessor (from 2002 to 2005); Prior to 2002, Managing Director— Internal Audit & Risk Review at Citigroup, Inc.

				N/A	N/A

58	Tax Free Reserves Portfolio

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

John Chiota Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti- Money Laundering Compliance Officer	Since 2006

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti- Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

				N/A	N/A

Thomas C. Mandia 300 First Stamford Place Stamford, CT 06902 Birth Year: 1962	Assistant Secretary	Since 2000

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005); Managing Director and Deputy General Counsel for CAM (since 1992); Assistant Secretary of certain mutual funds associated with Legg Mason.

				N/A	N/A

David Castano Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1971	Controller	Since 2007

Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at Citigroup Asset Management (prior to 2003)

				N/A	N/A

Matthew Plastina Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1970	Controller	Since 2007

Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2002 to 2007)

				N/A	N/A

Tax Free Reserves Portfolio	59

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Robert I. Frenkel Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

				N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a Board Member for a Fund in the Legg Mason Partners Fund complex.

***	Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act, because Mr. Gerken is an officer of LMPFA and of certain of its affiliates.

60	Tax Free Reserves Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2006 and August 31, 2007 (the “Reporting Periods”) for professional services rendered by the Registrant's principal accountant (the “Auditor”) for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,000 in 2006 and $113,000 in 2007.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2006 and $24,600 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust (formerly known as Institutional Portfolio).

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2006 and 2007; Tax Fees were 100% and 0% for 2006 and 2007; and Other Fees were 100% and 0% for 2006 and 2007.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust and LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2007.

(h) Yes. Master Portfolio Trust ’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer N. K. Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a) (1)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

	(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: November 7, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: November 7, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Master Portfolio Trust

Date: November 7, 2007